UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

High Yield Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 94.0%

Advertising & Broadcasting - 3.7%
Allbritton Communications Co., 7.75%, 2012	$320,000	$321,600
EchoStar DBS Corp., 6.375%, 2011	315,000	307,912
Granite Broadcasting Corp., 9.75%, 2010	220,000	204,600
Intelsat Ltd., 0% to 2010, 9.25% to 2015,(a)	280,000	193,900
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015	205,000	211,662
Lamar Media Corp., 7.25%, 2013	135,000	138,375
Lamar Media Corp., 6.625%, 2015	45,000	44,775
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	480,000	345,600
Paxson Communications Corp., FRN, 10.7769%, 2013 (a)	350,000	346,500
Sirius Satellite Radio, Inc., 9.625%, 2013	225,000	219,375

		$2,334,299

Aerospace - 1.3%
Argo-Tech Corp., 9.25%, 2011	$235,000	$247,925
DRS Technologies, Inc., 7.625%, 2018	380,000	391,400
Transdigm, Inc., 8.375%, 2011	180,000	188,100

		$827,425

Airlines - 0.7%
Continental Airlines, Inc., 6.9%, 2017	$69,833	$65,608
Continental Airlines, Inc., 6.748%, 2017	67,243	62,202
Continental Airlines, Inc., 6.795%, 2018	113,988	108,206
Continental Airlines, Inc., 7.566%, 2020	236,997	224,371

		$460,387

Apparel Manufacturers - 0.5%
Levi Strauss & Co., 12.25%, 2012	$150,000	$170,437
Levi Strauss & Co., 9.75%, 2015	115,000	121,037

		$291,474

Asset Backed & Securitized - 2.4%
ARCap, REIT, Inc., "H", 6.1%, 2045 (a)	$165,567	$145,500
Asset Securitization Corp., FRN, 7.4386%, 2029	150,000	156,338
Asset Securitization Corp., FRN, 7.9286%, 2029 (a)	200,000	184,000
Crest Ltd., 7%, 2040 (a)	154,000	140,001
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032	165,000	162,705
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6611%, 2034 (a)	192,000	207,857
Mortgage Capital Funding, Inc., 7.214%, 2007	500,000	511,511

		$1,507,912

Automotive - 7.5%
Cooper Standard Automotive, Inc., 8.375%, 2014	$230,000	$179,400
Ford Motor Credit Co., 7%, 2013	210,000	187,825
Ford Motor Credit Co., 5.625%, 2008	255,000	233,196
Ford Motor Credit Co., 6.625%, 2008	439,000	415,509
Ford Motor Credit Co., 5.8%, 2009	360,000	328,773
Ford Motor Credit Co., 4.95%, 2008	175,000	163,079
Ford Motor Credit Co., 8.625%, 2010	190,000	182,031
General Motors Acceptance Corp., 6.125%, 2008	410,000	389,880
General Motors Acceptance Corp., 5.85%, 2009	64,000	59,854
General Motors Acceptance Corp., 6.75%, 2014	900,000	810,184
General Motors Acceptance Corp., 8%, 2031	805,000	760,807
Goodyear Tire & Rubber Co., 9%, 2015	550,000	558,250
Lear Corp., 8.11%, 2009	540,000	502,200

		$4,770,988

Broadcast & Cable TV - 3.5%
Cablevision Systems Corp., 8%, 2012	$155,000	$151,125
CCH I Holdings LLC, 9.92%, 2014	205,000	103,525
CCH I Holdings LLC, 11%, 2015	715,000	594,344
CCO Holdings LLC, 8.75%, 2013	150,000	145,875
Charter Communications, Inc., 8.375%, 2014 (a)	120,000	119,700
CSC Holdings, Inc., 8.125%, 2009	125,000	129,219
CSC Holdings, Inc., 6.75%, 2012 (a)	215,000	210,162
FrontierVision Operating Partners LP, 11%, 2006 (d)	195,000	276,900
Mediacom LLC, 9.5%, 2013	190,000	188,100
Time Warner Entertainment Co. LP, 8.375%, 2033	272,000	313,075

		$2,232,025

Building - 1.6%
Goodman Global Holdings, Inc., 7.875%, 2012	$390,000	$385,125
Interface, Inc., 10.375%, 2010	167,000	182,865
Interface, Inc., 9.5%, 2014	30,000	30,750
Nortek Holdings, Inc., 8.5%, 2014	185,000	188,238
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014	323,000	235,790

		$1,022,768

Business Services - 2.1%
Iron Mountain, Inc., 8.625%, 2013	$240,000	$249,600
Iron Mountain, Inc., 7.75%, 2015	5,000	5,037
Lucent Technologies, Inc., 5.5%, 2008	35,000	34,650
Lucent Technologies, Inc., 6.45%, 2029	80,000	72,200
Northern Telecom Corp., 7.875%, 2026	70,000	67,550

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
High Yield Variable Account

Issuer		Shares/Par	Value ($)

BONDS - continued

Business Services - continued
Northern Telecom Corp., 6.875%, 2023		$115,000	$105,225
SunGard Data Systems, Inc., 10.25%, 2015 (a)		250,000	263,125
Xerox Corp., 7.625%, 2013		485,000	510,463

			$1,307,850

Chemicals - 5.0%
ARCO Chemical Co., 9.8%, 2020		$55,000	$59,950
Basell AF SCA, 8.375%, 2015 (a)		400,000	397,000
BCP Crystal Holdings Corp., 9.625%, 2014		121,000	134,007
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014		62,000	48,360
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014		522,000	404,550
Equistar Chemicals, 10.625%, 2011		115,000	124,487
Equistar Chemicals, 10.125%, 2008		120,000	127,500
Hercules, Inc., 6.75%, 2029		205,000	200,900
Huntsman International LLC, 10.125%, 2009		197,000	201,925
Huntsman International LLC, 7.375%, 2015 (a)		260,000	262,600
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		348,000	252,300
Kronos International, Inc., 8.875%, 2009	EUR	15,000	19,003
Lyondell Chemical Co., 11.125%, 2012		$130,000	142,675
Lyondell Chemical Co., 9.5%, 2008		77,000	80,080
Nalco Co., 7.75%, 2011		200,000	202,500
Nalco Co., 8.875%, 2013		400,000	416,000
Resolution Performance Products LLC, 13.5%, 2010		130,000	138,938
Rockwood Specialties Group, Inc., 10.625%, 2011		1,000	1,098

			$3,213,873

Construction - 1.2%
Beazer Homes USA, Inc., 6.875%, 2015		$225,000	$213,750
Technical Olympic USA, Inc., 9%, 2010		75,000	76,875
Technical Olympic USA, Inc., 7.5%, 2011		50,000	45,500
Technical Olympic USA, Inc., 7.5%, 2015		150,000	129,375
WCI Communities, Inc., 7.875%, 2013		210,000	201,075
WCI Communities, Inc., 6.625%, 2015		105,000	92,925

			$759,500

Consumer Goods & Services - 2.7%
Bombardier Recreational Products, Inc., 8.375%, 2013		$150,000	$158,250
GEO Group, Inc., 8.25%, 2013		280,000	284,200
Jarden Corp., 9.75%, 2012		145,000	149,712
Playtex Products, Inc., 9.375%, 2011		180,000	188,100
Revlon Consumer Products Corp., 9.5%, 2011		335,000	319,925
Safilo Capital International S.A., 9.625%, 2013 (a)	EUR	117,000	159,569
Samsonite Corp., 8.875%, 2011		$210,000	222,075
Service Corp. International, 7%, 2017 (a)		215,000	218,763

			$1,700,594

Containers - 2.1%
Crown Americas, 7.75%, 2015 (a)		$320,000	$332,000
Graham Packaging Co. LP, 9.875%, 2014		210,000	212,625
Greif, Inc., 8.875%, 2012		145,000	154,425
Owens-Brockway Glass Container, Inc., 8.25%, 2013		580,000	606,100

			$1,305,150

Defense Electronics - 0.5%
L-3 Communications Corp., 5.875%, 2015		$130,000	$123,825
L-3 Communications Holdings, Inc, 6.125%, 2014		230,000	223,675

			$347,500

Electronics - 0.5%
Flextronics International Ltd., 6.5%, 2013		$195,000	$193,537
Flextronics International Ltd., 6.25%, 2014		115,000	112,700
Magnachip Semiconductor S.A., 8%, 2014		30,000	28,050

			$334,287

Emerging Market Quasi-Sovereign - 0.2%
Gazprom OAO, 9.625%, 2013 (a)		$120,000	$142,200

Emerging Market Sovereign - 0.2%
Federative Republic of Brazil, 8.875%, 2019		$51,000	$58,981
Russian Ministry of Finance, 12.75%, 2028		42,000	74,920

			$133,901

Energy - Independent - 3.6%
Belden & Blake Corp., 8.75%, 2012		$190,000	$195,700
Chesapeake Energy Corp., 6.875%, 2016		375,000	377,812
Chesapeake Energy Corp., 7%, 2014		344,000	351,740
Chesapeake Energy Corp., 6.375%, 2015		390,000	383,663
Clayton Williams Energy, Inc., 7.75%, 2013		35,000	32,900
Newfield Exploration Co., 6.625%, 2014		250,000	250,625
Plains Exploration & Production Co., 7.125%, 2014		200,000	205,500

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
High Yield Variable Account

Issuer		Shares/Par	Value ($)

BONDS - continued

Energy - Independent - continued
Quicksilver Resources, Inc., 7.125%, 2016		$285,000	$281,438
Whiting Petroleum Corp., 7%, 2014		195,000	193,050

			$2,272,428

Energy - Integrated - 0.3%
Amerada Hess Corp., 7.3%, 2031		$170,000	$189,279

Entertainment - 1.3%
AMC Entertainment, Inc., 9.5%, 2011		$225,000	$218,812
AMC Entertainment, Inc., 8.625%, 2012		95,000	99,275
AMC Entertainment, Inc., 11%, 2016 (a)		165,000	170,362
Six Flags, Inc., 9.75%, 2013		355,000	357,663

			$846,112

Food & Non-Alcoholic Beverages - 0.6%
B&G Foods Holding Corp., 8%, 2011		$150,000	$155,625
Michael Foods, Inc., 8%, 2013		250,000	254,688

			$410,313

Forest & Paper Products - 4.4%
Buckeye Technologies, Inc., 8.5%, 2013		$375,000	$377,812
Graphic Packaging International Corp., 9.5%, 2013		675,000	631,125
Jefferson Smurfit Corp., 8.25%, 2012		645,000	632,906
JSG Funding LLC, 11.5%, 2015 (a)(p)	EUR	328,447	406,140
MDP Acquisitions PLC, 9.625%, 2012		$205,000	216,787
Millar Western Forest Products Ltd., 7.75%, 2013		135,000	103,950
Norske Skog Canada Ltd., 8.625%, 2011		195,000	195,975
Norske Skog Canada Ltd., 7.375%, 2014		125,000	118,125
Stone Container Corp., 7.375%, 2014		140,000	130,200

			$2,813,020

Gaming & Lodging - 7.4%
Boyd Gaming Corp., 6.75%, 2014		$290,000	$289,275
Caesars Entertainment, Inc., 8.875%, 2008		80,000	85,600
Caesars Entertainment, Inc., 8.125%, 2011		310,000	337,125
Greektown Holdings, 10.75%, 2013 (a)		220,000	226,600
Host Marriott LP, 7.125%, 2013		250,000	254,375
Host Marriott LP, 6.375%, 2015		125,000	122,969
Majestic Star Casino LLC, 9.75%, 2011 (a)		185,000	186,850
Mandalay Resort Group, 9.375%, 2010		175,000	189,875
MGM Mirage, Inc., 8.5%, 2010		140,000	149,800
MGM Mirage, Inc., 8.375%, 2011		410,000	432,550
MGM Mirage, Inc., 5.875%, 2014		195,000	183,787
MGM Mirage, Inc., 6.75%, 2013 (a)		200,000	199,000
MGM Mirage, Inc., 6.875%, 2016 (a)		175,000	173,469
Pinnacle Entertainment, Inc., 8.75%, 2013		120,000	129,300
Pinnacle Entertainment, Inc., 8.25%, 2012		185,000	193,788
Royal Caribbean Cruises Ltd., 6.875%, 2013		150,000	154,224
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		450,000	489,375
Station Casinos, Inc., 6.5%, 2014		190,000	187,863
Station Casinos, Inc., 6.875%, 2016		15,000	15,075
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		455,000	442,488
Wynn Las Vegas LLC, 6.625%, 2014		260,000	252,525

			$4,695,913

Industrial - 2.5%
Amsted Industries, Inc., 10.25%, 2011 (a)		$225,000	$248,062
Da-Lite Screen Co., Inc., 9.5%, 2011		140,000	149,800
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		370,000	379,712
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		307,000	265,555
Knowledge Learning Corp., 7.75%, 2015 (a)		125,000	119,062
Milacron Escrow Corp., 11.5%, 2011		280,000	256,200
Wesco Distribution, Inc., 7.5%, 2017 (a)		170,000	172,550

			$1,590,941

Insurance - 0.6%
UnumProvident Corp., 6.85%, 2015 (a)		$184,000	$187,061
UnumProvident Corp., 7.625%, 2011		180,000	190,957

			$378,018

Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 5.75%, 2015		$111,000	$108,548

Machinery & Tools - 2.1%
Case Corp., 7.25%, 2016		$255,000	$249,900
Case New Holland, Inc., 9.25%, 2011		250,000	266,875
Case New Holland, Inc., 7.125%, 2014 (a)		330,000	325,875
Terex Corp., 10.375%, 2011		295,000	311,225
Terex Corp., 7.375%, 2014		175,000	179,375

			$1,333,250

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

Medical & Health Technology & Services - 5.8%
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	$425,000	$289,000
DaVita, Inc., 6.625%, 2013	125,000	124,687
DaVita, Inc., 7.25%, 2015	215,000	216,075
Extendicare Health Services, Inc., 6.875%, 2014	215,000	221,450
Fisher Scientific International, Inc., 6.125%, 2015	135,000	131,794
HCA, Inc., 7.875%, 2011	410,000	431,475
HCA, Inc., 6.375%, 2015	560,000	545,034
Omnicare, Inc., 6.875%, 2015	375,000	374,063
Psychiatric Solutions, Inc., 7.75%, 2015	175,000	178,063
Select Medical Corp., 7.625%, 2015	285,000	257,213
Tenet Healthcare Corp., 9.875%, 2014	275,000	278,438
Tenet Healthcare Corp., 9.25%, 2015 (a)	110,000	110,275
Triad Hospitals, Inc., 7%, 2013	315,000	310,275
U.S. Oncology, Inc., 10.75%, 2014	180,000	196,650

		$3,664,492

Metals & Mining - 1.2%
Century Aluminum Co., 7.5%, 2014	$185,000	$192,400
Massey Energy Co., 6.875%, 2013 (a)	315,000	308,700
Peabody Energy Corp., 5.875%, 2016	275,000	261,938

		$763,038

Natural Gas - Distribution - 0.5%
AmeriGas Partners LP, 7.25%, 2015	$150,000	$150,000
AmeriGas Partners LP, 7.125%, 2016	175,000	174,125

		$324,125

Natural Gas - Pipeline - 2.9%
ANR Pipeline Co., 9.625%, 2021	$155,000	$189,804
Atlas Pipeline Partners LP, 8.125%, 2015 (a)	185,000	192,862
Colorado Interstate Gas Co., 5.95%, 2015	140,000	134,356
El Paso Energy Corp., 7%, 2011	405,000	406,519
El Paso Energy Corp., 7.625%, 2010	190,000	198,075
El Paso Energy Corp., 7.75%, 2013	390,000	404,137
Transcontinental Gas Pipe Line Corp., 7%, 2011	135,000	139,725
Williams Cos., Inc., 7.125%, 2011	132,000	135,795
Williams Cos., Inc., 7.75%, 2031	70,000	74,200

		$1,875,473

Network & Telecom - 4.4%
Cincinnati Bell, Inc., 8.375%, 2014	$325,000	$330,281
Citizens Communications Co., 9%, 2031	340,000	363,375
Citizens Communications Co., 9.25%, 2011	275,000	301,812
GCI, Inc., 7.25%, 2014	135,000	132,637
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)	165,000	165,825
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)	50,000	49,500
Qwest Capital Funding, Inc., 7.25%, 2011	240,000	243,300
Qwest Corp., 8.875%, 2012	405,000	452,588
Qwest Corp., 7.875%, 2011	230,000	245,525
Time Warner Telecom Holdings, Inc., 9.25%, 2014	240,000	257,400
Verizon New York, Inc., 7.375%, 2032	281,000	285,014

		$2,827,257

Oil Services - 0.6%
GulfMark Offshore, Inc., 7.75%, 2014	$180,000	$183,600
Hanover Compressor Co., 9%, 2014	190,000	204,250

		$387,850

Pharmaceuticals - 0.4%
Warner Chilcott Corp., 8.75%, 2015 (a)	$250,000	$248,125

Precious Metals & Minerals - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$42,000	$42,000

Printing & Publishing - 3.4%
American Media Operations, Inc., 8.875%, 2011	$235,000	$200,925
Dex Media, Inc., 0% to 2008, 9% to 2013	635,000	536,575
Dex Media, Inc., 0% to 2008, 9% to 2013	300,000	253,500
MediaNews Group, Inc., 6.875%, 2013	330,000	306,900
PRIMEDIA, Inc., 8.875%, 2011	205,000	199,875
PRIMEDIA, Inc., 8%, 2013	80,000	73,200
R.H. Donnelley Corp., 8.875%, 2016 (a)	295,000	306,800
WDAC Subsidiary Corp., 8.375%, 2014 (a)	320,000	316,000

		$2,193,775

Railroad & Shipping - 0.7%
Kansas City Southern Railway Co., 7.5%, 2009	$300,000	$304,500
TFM S.A. de C.V., 12.5%, 2012	26,000	29,120
TFM S.A. de C.V., 9.375%, 2012	102,000	112,200

		$445,820

Restaurants - 0.2%
Denny's Corp. Holdings, Inc., 10%, 2012	$150,000	$154,875

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

Retailers - 3.3%
Buhrmann U.S., Inc., 7.875%, 2015	$275,000	$278,437
Couche-Tard, Inc., 7.5%, 2013	320,000	328,000
Dollar General Corp., 8.625%, 2010	230,000	247,250
GSC Holdings Corp., 8%, 2012 (a)	290,000	287,825
Jean Coutu Group (PJC), Inc., 7.625%, 2012	160,000	155,600
Neiman Marcus Group, Inc., 9%, 2015 (a)	185,000	195,637
Neiman Marcus Group, Inc., 10.375%, 2015 (a)	115,000	122,188
Rite Aid Corp., 8.125%, 2010	195,000	199,144
Steinway Musical Instruments, Inc., 7%, 2014 (a)	265,000	265,000

		$2,079,081

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$195,000	$204,750

Steel - 0.3%
Chaparral Steel Co., 10%, 2013	$175,000	$195,125

Supermarkets - 0.1%
Pathmark Stores, Inc., 8.75%, 2012	$90,000	$86,850

Telecommunications - Wireless - 3.2%
Alamosa Holdings, Inc., 12%, 2009	$170,000	$183,175
American Tower Corp., 7.125%, 2012	150,000	156,000
American Towers, Inc., 7.25%, 2011	130,000	135,525
Centennial Communications Corp., 10.125%, 2013	120,000	131,100
Centennial Communications Corp., 10%, 2013	50,000	51,937
Nextel Communications, Inc., 5.95%, 2014	570,000	564,314
Rogers Wireless, Inc., 6.375%, 2014	250,000	249,375
Rogers Wireless, Inc., 7.5%, 2015	175,000	187,688
Rural Cellular Corp., 9.875%, 2010	210,000	224,175
Wind Acquisition Finance S.A., 10.75%, 2015 (a)	165,000	178,200

		$2,061,489

Tobacco - 0.6%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	$185,000	$191,013
R.J. Reynolds Tobacco Holdings, Inc, 7.3%, 2015	155,000	159,263

		$350,276

Transportation - Services - 1.0%
Hertz Corp., 8.875%, 2014 (a)	$135,000	$140,062
Stena AB, 9.625%, 2012	80,000	87,200
Stena AB, 7%, 2016	221,000	207,740
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	$175,000	$177,188

		$612,190

Utilities - Electric Power - 6.3%
AES Corp., 8.75%, 2013 (a)	$345,000	$372,600
AES Corp., 9%, 2015 (a)	60,000	65,100
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	285,000	312,431
Dynegy Holdings, Inc., 8.375%, 2016 (a)	125,000	125,000
Empresa Nacional de Electricidad S.A., 8.35%, 2013	61,000	67,513
Enersis S.A., 7.375%, 2014	101,000	105,675
FirstEnergy Corp., 6.45%, 2011	116,000	120,029
Midwest Generation LLC, 8.75%, 2034	345,000	373,462
Mirant North America LLC, 7.375%, 2013 (a)	320,000	326,400
Mission Energy Holding Co., 13.5%, 2008	180,000	206,550
Nevada Power Co., 6.5%, 2012	50,000	50,962
Nevada Power Co., 5.875%, 2015	120,000	117,758
NRG Energy, Inc., 7.375%, 2016	660,000	674,025
Reliant Energy, Inc., 6.75%, 2014	40,000	35,300
Reliant Resources, Inc., 9.25%, 2010	80,000	80,101
Reliant Resources, Inc., 9.5%, 2013	95,000	95,119
Sierra Pacific Power Co., 6.25%, 2012	105,000	105,819
TXU Corp., 5.55%, 2014	810,000	757,672

		$3,991,516

Total Bonds		$59,838,062

COMMON STOCKS - 0.6%

Automotive - 0.3%
Magna International, Inc., "A"	3,000	$227,070

Metals & Mining - 0%
Oxford Automotive, Inc. (n)	53	$0

Printing & Publishing - 0%
Golden Books Family Entertainment, Inc. (n)	21,250	$0

Specialty Chemicals - 0%
Sterling Chemicals, Inc. (n)	5	$51

Telecommunications - Wireless - 0.1%
Vodafone Group PLC, ADR	2,574	$53,797

Telephone Services - 0.2%
NTL, Inc.	3,715	$108,144
XO Holdings, Inc. (n)	67	265

		$108,409

Total Common Stocks		$389,327

5

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
High Yield Variable Account

Issuer			Shares/Par	Value ($)

FLOATING RATE LOANS- 0.5%(g)(r)

Forest & Paper Products - 0.3%
Georgia Pacific, Second Lien Term Loan, 7.83%, 2013			$70,000	$71,488
Georgia Pacific, Term Loan, 6.88%, 2013			139,650	140,585

				$212,073

Medical & Health Technology & Services - 0.2%
HealthSouth Corp. Bridge Loan, 9.58%, 2007			100,000	$99,125

Total Floating Rate Loans				$311,198

CONVERTIBLE PREFERRED STOCKS - 0.7%

Automotive - 0.5%
General Motors Corp., 5.25%			18,853	$306,173

Real Estate - 0.2%
Mills Corp., 6.75% (a)			100	$73,962
Mills Corp., 6.75%			100	73,962

				$147,924

Total Convertible Preferred Stocks				$454,097

PREFERRED STOCKS - 0.1%

Broadcast & Cable TV - 0.1%
Paxson Communications Corp., 14.25%			8	$69,800

Consumer Goods & Services - 0%
Renaissance Cosmetics, Inc., 14% (n)			975	$0

Real Estate - 0%
HRPT Properties Trust, "B", 8.75%			200	$5,254

Telephone Services - 0%
PTV, Inc., "A", 10%			10	$19

Total Preferred Stocks				$75,073

Issuer	Strike Price	First Exercise	Shares	Value ($)

WARRANTS - 0%

Broadcast & Cable TV - 0%
XM Satellite Radio, Inc. (n)	$45.24	9/16/00	364	$8,372

Business Services - 0%
Loral Space & Communications Ltd. (n)	$0.14	1/28/97	1,000	$0
Loral Space & Communications Ltd. (n)	0.14	1/28/97	1,100	0

				$0

Network & Telecom - 0%
Knology, Inc. (a)(n)	$0.10	11/22/97	500	$784

Specialty Chemicals - 0%
Sterling Chemicals, Inc.(n)	$52.00	12/31/02	8	$1

Telephone Services - 0%
GT Group Telecom, Inc. (n)	$0.00	8/01/00	1,050	$0
XO Holdings, Inc., "A" (n)	6.25	5/27/03	532	239
XO Holdings, Inc., "B" (n)	7.50	5/27/03	399	160
XO Holdings, Inc., "C" (n)	10.00	5/27/03	399	100

				$499

Total Warrants				$9,656

Issuer			Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS- 3.1%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)			$1,993,000	$1,992,464

Total Investments(k)				$63,069,877

OTHER ASSETS, LESS LIABILITIES - 1.0%				619,711

NET ASSETS - 100.0%				$63,689,588

(a)	SEC Rule 144A restriction.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate at period end.
(k)	As of March 31, 2006, the variable account had four securities that were fair valued, aggregating $0 of net assets in accordance with the policies adopted by the Board of Managers.
(n)	Non-income producing security.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

High Yield Variable Account Supplemental Schedules (Unaudited) 03/31/2006 (1) Financial Instruments Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
EUR	684,950	4/18/2006	$816,782	$831,263	$(14,481)

Purchases
EUR	293,360	5/17/2006	$354,557	$356,246	$1,689

At March 31, 2006 the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

8

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.